Accounts Receivable - Movement in reserve for expected credit losses (Details) - Trade Receivables - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Opening Balance	$ 5,036	$ 2,305
Bad debt expense	7,957	6,441
Amounts written off	(9,518)	(3,710)
Ending Balance	$ 3,475	$ 5,036